Long-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Available-for-sale financial assets [abstract]
Schedule of Long-Term Investments

	2019				2018
	Cost	AOCI	Transfers	Fair Value	Cost	AOCI	Fair Value
	$	$	$	$	$	$	$

Calibre Mining Corp.	7,844	(5,423)	(2,421)	—	7,844	(6,395)	1,449
RTG Mining Inc.	13,400	(12,562)	—	838	13,400	(12,306)	1,094
St. Augustine Gold & Copper Ltd.	20,193	(19,141)	—	1,052	20,193	(19,194)	999
Libero Copper Corp.	632	291	—	923	632	(22)	610
Goldstone Resources Ltd.	20	(17)	—	3	20	(17)	3
Balance, end of year	42,089	(36,852)	(2,421)	2,816	42,089	(37,934)	4,155